Operating Segments	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Segments [Abstract]
Operating Segments

6)	OPERATING SEGMENTS

The Group has two reportable segments, as described below, which are the Group’s Lines of Business (LoBs). The LoBs offer different products and services, and are managed separately because the nature of products and services, and methods used to distribute the services are different. For each of these LoBs, the Group’s Leadership team comprising of Group Chief Executive Officer, Chief Executive Officer- India, Group Chief Financial Officer, Group Chief Marketing Officer and Group Chief Technology Officer along with business leaders from different LoBs, review internal management reports. Accordingly, the Leadership team is construed to be the Chief Operating Decision Maker (CODM). LoBs assets, liabilities and expenses (other than service cost) are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these LoBs. Segment Revenue less Service Cost from each LoB are reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1. Air ticketing: Primarily through internet based platforms, provides the facility to book international and domestic air tickets.

2. Hotels and packages: Through internet based platforms, call-centers and branch offices, provides holiday packages and hotel reservations. For internal reporting purposes, the revenue related to airline tickets issued as a component of a Company developed tour and package has been assigned to the hotels and packages segment and is recorded on a gross basis.

Other operations primarily include income from sale of bus and rail tickets, advertisement income from hosting advertisements on its internet websites, car bookings and income from facilitating access to internet based platforms to travel insurance companies and other agents. These aforesaid operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Total reportable segments			All other segments			Total
Particulars	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
Revenues	78,172	118,514	202,064	251,713	314,254	483,031	329,885	432,768	685,095	6,169	14,848	67,902	336,054	447,616	752,997
Total segment revenue	78,172	118,514	202,064	251,713	314,254	483,031	329,885	432,768	685,095	6,169	14,848	67,902	336,054	447,616	752,997
Service cost	1,770	—	—	165,264	173,919	169,347	167,034	173,919	169,347	—	—	6,530	167,034	173,919	175,877
Segment Revenue less Service Cost	76,402	118,514	202,064	86,449	140,335	313,684	162,851	258,849	515,748	6,169	14,848	61,372	169,020	273,697	577,120

Other income													1,014	363	435
Personnel expenses													(49,018)	(73,736)	(114,157)
Marketing and sales promotion expenses													(108,966)	(224,424)	(529,559)
Other operating expenses													(67,954)	(81,585)	(120,566)
Depreciation, amortization and impairment													(10,923)	(29,702)	(32,712)
Finance income													1,586	45,268	5,189
Finance costs													(20,327)	(18,289)	(3,901)
Impairment in respect of an equity - accounted investee													(959)	—	—
Share of loss of equity-accounted investees													(1,860)	(1,702)	(1,998)
Loss before tax													(88,387)	(110,110)	(220,149)

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Reconciliation of information on Reportable Segments to IFRS measures:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Total reportable segments			All other segments			Total
Particulars	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018
Revenues	78,172	118,514	202,064	251,713	314,254	483,031	329,885	432,768	685,095	6,169	14,848	67,902	336,054	447,616	752,997
Less: Promotion expenses recorded as a reduction of revenue*	—	—	(34,673)	—	—	(43,068)	—	—	(77,741)	—	—	—	—	—	(77,741)
Consolidated Revenue	78,172	118,514	167,391	251,713	314,254	439,963	329,885	432,768	607,354	6,169	14,848	67,902	336,054	447,616	675,256
Marketing and sales promotion expenses													(108,966)	(224,424)	(529,559)
Less: Promotion expenses recorded as a reduction of revenue*													—	—	77,741
Consolidated marketing and sales promotion expenses													(108,966)	(224,424)	(451,818)

Notes:

*

For purposes of reporting to the CODM, certain promotion expenses which are reported as a reduction of revenue are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses.

Geographical Information:

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the Year Ended March 31			As at March 31
Particulars	2016	2017	2018	2017	2018
India	295,794	415,555	647,077	1,211,999	1,195,212
United States	6,504	2,382	113	23	14
South East Asia	10,132	11,115	10,888	7,719	4,838
Europe	12,698	9,184	6,972	—	—
Others	10,926	9,380	10,206	184	226
Total	336,054	447,616	675,256	1,219,925	1,200,290

*	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).

In the year ended March 31, 2016, the Group changed the management reporting structure for analysing revenue based on geographical location of customers. In conjunction with that change, the Group now reports its geographical revenues and non-current assets for India, United States, South East Asia, Europe and Other countries.

Major Customers:

Considering the nature of business, customers normally include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.